Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Oct. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 93,982		$ 101,560
Derivative liabilities	94,611		98,543
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	93,982		101,560
Derivative liabilities	94,611		$ 98,543
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	4	$ 11
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	529	420
Derivative liabilities	$ 1,253	$ 1,047